Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.83%
Alabama: 0.80%
Utilities revenue: 0.80%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$786,617
California: 1.06%
Utilities revenue: 1.06%
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	1,000,000	1,042,576
Guam: 2.80%
Airport revenue: 0.79%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	213,504
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	563,190
				776,694
Miscellaneous revenue: 2.01%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,427,141
Territory of Guam Series G	5.00	1-1-2035	500,000	544,632
				1,971,773
				2,748,467
Illinois: 1.53%
Airport revenue: 0.49%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	483,615
GO revenue: 1.04%
City of Chicago Series A	5.50	1-1-2041	1,000,000	1,019,899
				1,503,514
Kentucky: 2.14%
Utilities revenue: 2.14%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	2,000,000	2,104,856
Pennsylvania: 87.95%
Airport revenue: 2.54%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,497,003
Allegheny County Airport Authority Series B	5.00	1-1-2056	1,000,000	1,003,545
				2,500,548
Education revenue: 16.75%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	912,545
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	502,446
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,092,892
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	969,643
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	941,869
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	329,466
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
General Authority of Southcentral Pennsylvania York College Series TT2	4.00%	5-1-2033	$315,000	$312,430
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	542,027
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	671,236
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	573,993
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	400,410
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	192,320
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	665,039
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,000,322
Pennsylvania EDFA Villanova University	5.00	8-1-2049	1,500,000	1,546,569
Pennsylvania Higher Education Assistance Agency Series 1A AMT	5.00	6-1-2031	1,000,000	1,051,765
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	503,920
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	304,931
Pennsylvania State University	5.00	9-1-2042	865,000	932,572
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	235,000	242,177
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	246,009
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	224,337
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	147,467
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	499,599
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,790
Swarthmore Borough Authority	5.00	9-15-2041	350,000	379,147
				16,472,921
GO revenue: 17.36%
Allentown City School District (AG Insured)	5.00	6-1-2049	300,000	308,333
Blue Mountain School District Series B (AG Insured)	4.00	8-1-2036	350,000	353,005
City of Oil City Series A (AG Insured)	4.00	12-1-2039	315,000	312,677
City of Oil City Series A (AG Insured)	4.00	12-1-2040	250,000	250,160
City of Oil City Series A (AG Insured)	4.00	12-1-2041	250,000	250,016
City of Oil City Series A (AG Insured)	4.00	12-1-2042	200,000	198,266
City of Pittsburgh	5.00	9-1-2043	600,000	626,178
City of Pittsburgh	5.00	9-1-2044	400,000	419,094
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	724,874
Commonwealth of Pennsylvania Series 1st	5.00	8-1-2033	1,500,000	1,693,516
Commonwealth of Pennsylvania Series 2nd	4.00	9-15-2034	500,000	501,638
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	490,198
Derry Area School District (BAM Insured)	5.00	10-1-2045	1,540,000	1,603,794
Highlands School District (AG Insured)	5.00	4-15-2035	295,000	315,254
Mechanicsburg Area School District (AG Insured)	5.00	5-15-2051	1,100,000	1,117,915
Penn Delco School District	4.00	6-1-2045	1,000,000	957,091
Pequea Valley School District	4.00	5-15-2049	750,000	677,763
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,265,915
School District of Philadelphia Series B	5.00	9-1-2048	1,000,000	1,022,982
State College Area School District	5.00	3-15-2040	1,500,000	1,500,321
See accompanying notes to portfolio of investments
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Steel Valley School District (BAM Insured)	4.38%	11-1-2047	$500,000	$483,399
West Shore School District	5.00	11-15-2048	1,500,000	1,507,842
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	101,870
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	52,896
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	73,883
Wyalusing Area School District	5.00	4-1-2040	100,000	107,510
Wyalusing Area School District	5.00	4-1-2045	145,000	149,560
				17,065,950
Health revenue: 23.84%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,640,690
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	3.12	11-15-2047	1,000,000	992,765
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	331,039
County of Lehigh Valley Health Network Obligated Group Series A	4.00	7-1-2049	1,105,000	930,914
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2028	805,000	805,907
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,002,386
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2049	250,000	254,124
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	450,247
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	375,185
Geisinger Authority Kaiser Obligated Group Series A	5.00	6-1-2041	1,000,000	1,000,494
Geisinger Authority Kaiser Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,005,865
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group	5.00	11-1-2051	2,125,000	2,130,954
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	451,390
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	895,000	886,417
Lancaster Municipal Authority Garden Spot Village Obligated Group Series B	5.00	5-1-2054	400,000	387,215
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,000,000	954,298
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2047	575,000	579,633
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	999,607
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	1,011,506
Montgomery County IDA Waverly Heights Ltd. Obligated Group	5.00	12-1-2044	1,000,000	1,001,426
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	501,183
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,016,733
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.48	1-1-2038	900,000	900,000
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series D-2 (PNC Bank N.A. LOC)ø	2.70	11-1-2061	500,000	500,000
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Philadelphia IDA Children’s Hospital of Philadelphia Obligated Group Series B-2 (JPMorgan Chase Bank N.A. SPA)ø	2.65%	7-1-2054	$1,000,000	$1,000,000
Philadelphia IDA Greater Delaware Valley Society of Transplant Surgeons (TD Bank N.A. LOC)ø	2.42	12-1-2034	155,000	155,000
St. Mary Hospital Authority Trinity Health Corp. Obligated Group Series PA	5.00	12-1-2048	1,000,000	1,008,506
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	339,341
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	445,500
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	377,716
				23,436,041
Housing revenue: 10.22%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	415,000	415,176
Delaware County Vocational & Technical School Authority Intermediate Unit (BAM Insured)	5.50	11-1-2050	1,000,000	1,058,419
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	750,000	779,101
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	988,873
Pennsylvania Housing Finance Agency Darby Housing LP (FNMA Insured)	4.90	6-1-2041	997,000	1,001,480
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	1,500,000	1,502,782
Pennsylvania Housing Finance Agency Series 145-A	4.80	10-1-2051	645,000	640,775
Pennsylvania Housing Finance Agency Series 151-A	5.00	10-1-2026	700,000	707,899
Pennsylvania Housing Finance Agency Series 151-A	5.00	4-1-2027	1,485,000	1,517,404
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	558,362
State Public School Building Authority Chester Upland School District Series C (AG Insured)	5.00	9-15-2026	875,000	876,334
				10,046,605
Miscellaneous revenue: 3.35%
Chester County IDA Longwood Gardens, Inc.	4.00	12-1-2046	1,595,000	1,469,297
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,019,439
Philadelphia IDA Series A	5.00	2-15-2038	785,000	808,842
				3,297,578
Resource recovery revenue: 0.53%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	500,000	522,343
Tax revenue: 2.55%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	517,081
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2048	1,000,000	1,015,379
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	935,000	973,782
				2,506,242
See accompanying notes to portfolio of investments
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.75%
Delaware River Joint Toll Bridge Commission	5.00%	7-1-2042	$580,000	$588,371
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	788,670
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	330,000	343,200
				1,720,241
Utilities revenue: 2.06%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,006,676
Philadelphia Gas Works Co. Series A (AG Insured)	5.00	8-1-2050	1,000,000	1,015,867
				2,022,543
Water & sewer revenue: 7.00%
Allegheny County Sanitary Authority	5.25	12-1-2055	500,000	519,362
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,014,188
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	587,764
Erie Sewer Authority (BAM Insured)	5.00	12-1-2043	1,325,000	1,381,512
Erie Sewer Authority (BAM Insured)	5.00	12-1-2046	850,000	864,598
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	470,049
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00	9-1-2048	1,000,000	1,028,039
Pittsburgh Water & Sewer Authority Series A (AG Insured)	5.00	9-1-2055	1,000,000	1,013,451
				6,878,963
				86,469,975
South Carolina: 0.55%
Utilities revenue: 0.55%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	537,621
Total municipal obligations (Cost $97,913,073)				95,193,626

		Yield	Shares
Short-term investments: 1.94%
Investment companies: 1.94%
Allspring Government Money Market Fund Select Class♠∞		3.60	1,913,501	1,913,501
Total short-term investments (Cost $1,913,501)				1,913,501
Total investments in securities (Cost $99,826,574)	98.77%			97,107,127
Other assets and liabilities, net	1.23			1,205,957
Total net assets	100.00%			$98,313,084

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,285,806	$26,448,754	$(25,821,059)	$0	$0	$1,913,501	1,913,501	$29,192
See accompanying notes to portfolio of investments
6 | Allspring Pennsylvania Tax-Free Fund

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$95,193,626	$0	$95,193,626
Short-term investments
Investment companies	1,913,501	0	0	1,913,501
Total assets	$1,913,501	$95,193,626	$0	$97,107,127
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Pennsylvania Tax-Free Fund | 7